Consolidated Statement of Financial Position - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Assets
Property, plant and equipment	$ 35,997	$ 13,499
Intangible assets and goodwill	721,990	1,068,876
Trade and other receivables, net	2,658	2,267
Investment in equity-accounted investees	5,363	5,244
Other investments	3,683	5,662
Term deposits	207	139
Non-current tax assets	34,160	31,681
Other non-current assets	131	2,273
Total non-current assets	804,189	1,129,641
Inventories	36	606
Contract assets		313
Current tax assets	4,447	1,415
Trade and other receivables, net	53,407	53,195
Term deposits	37,823	133,994
Other current assets	53,428	73,132
Cash and cash equivalents	129,881	177,990
Total current assets	279,022	440,645
Total assets	1,083,211	1,570,286
Equity
Share capital	52	52
Share premium	1,985,555	1,977,318
Reserves	(1,345)	634
Accumulated deficit	(1,147,597)	(682,054)
Share based payment reserve	135,738	102,427
Foreign currency translation reserve	(114,166)	(41,202)
Total equity attributable to equity holders of the Company	858,237	1,357,175
Non-controlling interests	4,055	193
Total equity	862,292	1,357,368
Liabilities
Loans and borrowings	21,613	474
Employee benefits	6,335	4,789
Contract liabilities	1,548	84
Deferred tax liabilities, net	1,777	601
Other non-current liabilities	9,775	2,400
Total non-current liabilities	41,048	8,348
Loans and borrowings	3,971	233
Trade and other payables	70,747	110,970
Contract liabilities	33,364	70,251
Other current liabilities	40,989	23,116
Provisions	30,800
Total current liabilities	179,871	204,570
Total liabilities	220,919	212,918
Total equity and liabilities	$ 1,083,211	$ 1,570,286